Summary of Goodwill (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Goodwill [Line Items]
Goodwill – December 31, 2024	$ 21,991,721	$ 18,972,475
Additions to goodwill (Note 4)		3,019,246
Goodwill – December 31, 2025	21,992,000	21,991,721
Banzai Operating [Member]
Goodwill [Line Items]
Goodwill – December 31, 2024	2,171,526	2,171,526
Additions to goodwill (Note 4)
Goodwill – December 31, 2025	2,172,000	2,171,526
Vidello [Member]
Goodwill [Line Items]
Goodwill – December 31, 2024	3,019,246
Additions to goodwill (Note 4)		3,019,246
Goodwill – December 31, 2025	3,019,000	3,019,246
OpenReel [Member]
Goodwill [Line Items]
Goodwill – December 31, 2024	16,800,949	16,800,949
Additions to goodwill (Note 4)
Goodwill – December 31, 2025	$ 16,801,000	$ 16,800,949